Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.32

Data Compare

Infinity Loan ID	Loan Number	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
XXX	2024130597		Subject Property Type	XXX	XXX			The Appraisal dated XXX reflects Subject Property Type as XXX.	Initial
XXX	2024130586		Number Of Units	XXX	XXX	XXX	100.00000%	The Appraisal dated XXX reflects Number Of Units as XXX.	Initial
XXX	2024130586		Subject Property Type	XXX	XXX			The Appraisal dated XXX reflects Subject Property Type as XXX.	Initial
XXX	2024130598		Property Address Street	XXX	XXX			The Note dated XXX reflects Property Address Street as XXX. XXX.	Initial